Segmental information - Summary of performance of operating segments (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
Consolidated sales revenue	$ 26,667	$ 29,775	[1]
Underlying EBITDA	11,728	15,597
Proceeds from disposal of property, plant and equipment	8	1
Purchase of property, plant and equipment and intangible assets	3,001	3,146
Subsidiaries
Disclosure of operating segments [line items]
Share of sales revenue of equity accounted units	21	27
Other Operations
Disclosure of operating segments [line items]
Consolidated sales revenue	97	107
Underlying EBITDA	(395)	(125)
Capital expenditure	32	9
Share of equity accounted units
Disclosure of operating segments [line items]
Share of equity accounted units	(1,515)	(1,539)
Central pension costs, share-based payments, insurance and derivatives
Disclosure of operating segments [line items]
Underlying EBITDA	167	265
Restructuring, project and one-off costs
Disclosure of operating segments [line items]
Underlying EBITDA	(84)	(86)
Central costs
Disclosure of operating segments [line items]
Underlying EBITDA	(512)	(397)
Central exploration and evaluation expenditures
Disclosure of operating segments [line items]
Underlying EBITDA	(134)	(113)
Other items
Disclosure of operating segments [line items]
Capital expenditure	49	41
Gross product sales
Disclosure of operating segments [line items]
Share of sales revenue of equity accounted units	1,536	1,566
Operating segments | Reportable segments
Disclosure of operating segments [line items]
Consolidated sales revenue	28,239	31,356
Underlying EBITDA	12,703	16,054
Capital expenditure	2,912	3,095
Operating segments | Iron Ore
Disclosure of operating segments [line items]
Consolidated sales revenue	15,600	16,610
Underlying EBITDA	9,792	10,395
Capital expenditure	1,094	1,472
Operating segments | Aluminium
Disclosure of operating segments [line items]
Consolidated sales revenue	6,263	7,796
Underlying EBITDA	1,140	2,866
Capital expenditure	597	625
Operating segments | Copper
Disclosure of operating segments [line items]
Consolidated sales revenue	3,487	3,547
Underlying EBITDA	1,082	1,534
Capital expenditure	917	730
Operating segments | Minerals
Disclosure of operating segments [line items]
Consolidated sales revenue	2,889	3,403
Underlying EBITDA	689	1,259
Capital expenditure	304	268
Inter-segment transactions
Disclosure of operating segments [line items]
Consolidated sales revenue	(154)	(149)
Underlying EBITDA	$ (17)	$ (1)

[1]	Comparative information has been restated to reflect the adoption of narrow scope amendments to IAS12 'Income Taxes', refer to note 2 for details.